EVENTS AFTER THE REPORTING PERIOD (Details) ventilator in Thousands, $ in Millions, $ in Millions			3 Months Ended
	Apr. 10, 2020 ventilator	Apr. 09, 2020 CAD ($)	Jun. 29, 2020 employee	May 19, 2020 USD ($)	Apr. 20, 2020 employee	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Accounts receivable, maximum amount available to sell | $						$ 300.0	$ 300.0
Impact Of The COVID-19 Pandemic
Disclosure of non-adjusting events after reporting period [line items]
Number Of Employees With Reduced Work Weeks | employee			900
Number Of Employees Temporarily Laid Off | employee			2,600
Number Of Remaining Temporarily Laid-Off Employees Recalled | employee					1,500
Cash and Liquidity Mitigation Measures
Disclosure of non-adjusting events after reporting period [line items]
Accounts receivable, maximum amount available to sell | $				$ 400.0
Revolving Unsecured Credit Facilities | Cash and Liquidity Mitigation Measures
Disclosure of non-adjusting events after reporting period [line items]
Debt term		2 years
Debt | $		$ 500.0
Goodwill | Healthcare | Contract With Government Of Canada For CAE Air1 Ventilators
Disclosure of non-adjusting events after reporting period [line items]
Number of ventilators designed and manufactured | ventilator	10